Provisions	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Provisions
9. Provisions

	As at December 31
	2019	2018
Decommissioning liability	$100	$129
Office lease provision	13	85

Total	$113	$214
Current portion	$16	$28
Long-term portion	97	186

Total	$113	$214

Decommissioning liability
The decommissioning liability is based on the
present value of Obsidian Energy’s net share of estimated fut ure costs of obligations to abandon and reclaim all wells, facilities and pipelines. These estimates were made by management using information obtained from government estimates, internal analysis and external consultants assuming current costs, technology and enacted legislation.
The decommissioning liability was determined by applying an inflation factor of 2.0 percent (2018
—
2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 7.0 percent (2018 – 6.5 percent) over the expected useful life of the underlying assets, currently extending over 50 years into the future.
At December 31, 2019 the
total decommissioning liability on an undiscounted, uninflated basis was $621 million (2018
—
$847 million).
Changes to the decommissioning liability were as follows:

	Year ended December 31
	2019	2018
Balance, beginning of year	$129	$147
Net liabilities added (disposed) (1)	(6)	4
Increase (decrease) due to changes in estimates (2)	(10)	(23)
Liabilities settled	(14)	(9)
Transfers to liabilities for assets held for sale	(7)	—
Accretion charges	8	10

Balance, end of year	$100	$129

Current portion	$13	$12
Long-term portion	$87	$117

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
(2)	In 2019 the discount rate increased from 6.5 percent to 7.0 percent.
Office lease provision
The office lease provision represents the net present value of non-lease
components on future office lease payments. These payments are reduced by recoveries under current sub-lease
agreements that were recognized as
non-lease
components. The office lease provision was determined by applying an asset specific credit-adjusted discount rate of 6.0 percent (2018 – 6.5 percent) over the remaining life of the lease contracts, extending into 2025.
Changes to the office lease provision were as follows:

	Year ended December 31
	2019 (1)	2018
Balance, beginning of year ( Note 3 )	$22	$101
Net additions (dispositions)	(5)	(5)
Decrease due to changes in estimates	(3)	(1)
Settlements	(2)	(16)
Accretion charges	1	6

Balance, end of year	$13	$85

Current portion	$3	$16
Long-term portion	$10	$69

(1)	Opening balance is different than closing 2018 balance due to implementation of IFRS 16.